Business Acquisitions - Intangible Assets Acquired in Acquisition (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Business Acquisition [Line Items]
Intangible assets acquired	$ 820.6
Trade names and trademarks [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	Indefinite
Intangible assets acquired	661.8
Customer lists [Member]
Business Acquisition [Line Items]
Intangible assets acquired	110.5
Customer lists [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	3 years
Customer lists [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	20 years
Licensing arrangements [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	4 years
Intangible assets acquired	28.1
Licensing arrangements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	4 years
Licensing arrangements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	5 years
Developed product technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	14.5
Developed product technology [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	3 years
Developed product technology [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	5 years
Backlog [Member]
Business Acquisition [Line Items]
Intangible assets acquired	5.1
Net favorable leases [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	10 years
Intangible assets acquired	$ 0.6
Backlog [Member]
Business Acquisition [Line Items]
Intangible assets, useful life	6 months